UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  MARCH 31, 2000

Report for the Calendar Year or Quarter Ended	March, 2000


(Please read instructions before preparing form.)
If amended report check here:	[       ]; Amendment Number:
This Amendemnt (Check only one): [       ] is a restatement
				        [      ] adds new holding entries.

Institutional Investment Manager filing this Report:

Name:			Wafra Investment Advisory Group, Inc.
Address:		345 Park Avenue, 41st Floor, New York, NY  10154-
0101

13F File Number:	28-4268

The institutional investment manager filing this report and the person by whom it is signed hereby represent that that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the Form.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212 759-3700
Signature, Place, and Date of Signing:
Anthony G. Barbuto	New York, New York	April 12, 2000

Report Type (Check only one.):

[ X ]	13 F Holdings Report

[    ]	13 F Notice

[    }	13 F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total		177

Form 13F Information Table Value Total:		$514,206


                                                        FORM 13F
(SEC USE ONLY)
                                                        ########
                                                        Name of Reporting Manager
                                                        Item 6:
Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:         Investment Discretion   Item 7:
Voting Authority Shares
                 Title           Fair   Shares of       (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipal               As Defin Other  See
Inst(a) Sole(b) Shar(c) None
                                                                in Instr. V

A T & T Corp.     COM   00195710#######  127,750  8.5      X                     Wafra I
X
AT&T Corp.-Liber  COM   00195720#######   17,000           X                    Wafra In
X
ATMI Inc.         COM   00207R10#######   24,000 75.5625   X                     Wafra I
X
Ac Moore Arts &   COM   00086T10#######   60,000    34.5   X                     Wafra I
X
Advanced Digital  COM   00752510#######   33,000 26.8125   X                     Wafra I
X
Aflac Inc.        COM   00105510#######   21,000           X                    Wafra In
X
America Online I  COM   02364J10#######  161,300           X                    Wafra In
X
American Express  COM   02581610#######   38,400      21   X                     Wafra I
X
American Interna  COM   02687410#######   84,925           X                    Wafra In
X
American Managem  COM   02735210#######   22,000    15.5   X                     Wafra I
X
Amgen Inc.        COM   03116210#######  104,800       1   X                     Wafra I
X
Apache Corp.      COM   03741110#######   50,800   3.625   X                     Wafra I
X
Applied Material  COM   03822210#######  101,000           X                    Wafra In
X
Applied Science   COM   03823610#######   12,000           X                    Wafra In
X
Aptargroup        COM   03833610#######   31,200  4.4375   X                     Wafra I
X
Atlas Air Inc.    COM   04916410#######   25,000           X                    Wafra In
X
Bank of America   COM   06050510#######  123,200  77.625   X                     Wafra I
X
Bea Systems       COM   07332510#######   11,000   7.875   X                     Wafra I
X
Bestfoods         COM   08658U10#######   67,600           X                    Wafra In
X
Bidhit.Com Inc    COM   08883R20$42,500   20,000   40.75   X                     Wafra I
X
Boston Communica  COM   10058210#######   42,300   15.25   X                    Wafra In
X
Bradlees Inc.     COM   10449920#######   51,500   37.31   X                     Wafra I
X
Bristol-Myers Sq  COM   11012210#######  116,600           X                    Wafra In
X
Broadwing Inc.    COM   11162010#######   23,000 23.1875   X                     Wafra I
X
Butler Int'l Inc  COM   12364910#######   66,650  14.625   X                     Wafra I
X
CK Witco Corpora  COM   12562C10#######   25,000   64.25   X                     Wafra I
X
CVS Corp.         COM   12665010#######  124,400    9.25   X                     Wafra I
X
Cabot Oil & Gas   COM   12709710#######   36,200   42.25   X                     Wafra I
X
Carey Internatio  COM   14175010#######   10,000    9.12   X                     Wafra I
X
Centurytel Inc.   COM   15670010#######   77,200     3.5   X                     Wafra I
X
Chase Manhattan   COM   16161A10#######   82,100    9.37   X                     Wafra I
X
Chevron Corp.     COM   16675110#######   54,600      13   X                     Wafra I
X
Ciber Inc.        COM   17163B10#######   33,000  16.375   X                     Wafra I
X
Cisco Systems In  COM   17275R10#######  336,000           X                    Wafra In
X
Citigroup Inc     COM   17296710#######  200,000      16   X                     Wafra I
X
Clearnet Communi  COM   18490210#######   19,000           X                    Wafra In
X
Cnet Networks In  COM   12613R10#######   31,100           X                     Wafra I
X
Coastal Corp.     COM   19044110#######  107,600           X                    Wafra In
X
Coca-Cola Compan  COM   19121610#######   68,500    2.37   X                     Wafra I
X
Colgate-Palmoliv  COM   19416210#######   85,700 37.9375   X                     Wafra I
X
Computer Horizon  COM   20590810#######   65,000    6.25   X                     Wafra I
X
Core Laboratorie  COM   N2271710#######   52,600           X                    Wafra In
X
Cornell Correcti  COM   21914110#######   57,500   18.25   X                     Wafra I
X
Countrywide Cred  COM   22237210#######   28,500      38   X                     Wafra I
X
Dell Computer Co  COM   24702510#######   11,000    13.5   X                     Wafra I
X
Dendrite Interna  COM   24823910#######   36,000   42.19   X                     Wafra I
X
Digital River In  COM   25388B10#######   26,000      11   X                     Wafra I
X
Dover Corporatio  COM   26000310#######   98,400      30   X                     Wafra I
X
Dow Chemical      COM   26054310#######   42,500           X                    Wafra In
X
E Trade Group In  COM   26924610#######   26,000 20.4375   X                     Wafra I
X
EMC Corp/Mass     COM   26864810#######   66,000   47.75   X                     Wafra I
X
Emachines Inc.    COM   29076P10#######  125,000   15.75   X                     Wafra I
X
Enron Corp.       COM   29356110#######   53,900           X                    Wafra In
X
Eon Communicatio  COM   26876310#######   41,000           X                    Wafra In
X
Equitable Resour  COM   29454910#######   21,100           X                    Wafra In
X
Exchange Applica  COM   30086710#######   14,000    4.25   X                     Wafra I
X
Express Scripts   COM   30218210#######   15,000 10.3125   X                     Wafra I
X
Extended Stay Am  COM   30224P10#######   15,000   4.875   X                     Wafra I
X
Exxon Mobil Corp  COM   30231G10#######  137,199   7.625   X                     Wafra I
X
FPL Group Inc.    COM   30257110#######   74,500           X                    Wafra In
X
Fannie Mae        COM   31358610#######  113,200  11.625   X                     Wafra I
X
Federal Agric MT  COM   31314830#######   57,000 22.1875   X                     Wafra I
X
Federated Depart  COM   31410H10#######   97,600   6.625   X                     Wafra I
X
Flow Intl Corp.   COM   34346810#######   52,000    7.25   X                     Wafra I
X
GTE Corp.         COM   36232010#######   85,600   46.25   X                     Wafra I
X
Gannett Co.       COM   36473010#######   55,000   48.19   X                     Wafra I
X
General Electric  COM   36960410#######  129,500    10.5   X                     Wafra I
X
Hasbro Inc.       COM   41805610#######  136,600           X                     Wafra I
X
Healthsouth Corp  COM   42192410#######  115,000   7.125   X                     Wafra I
X
Heico Corp-Cl A   COM   42280620#######   50,000    23.5   X                     Wafra I
X
Hewlett-Packard   COM   42823610#######   24,300 29.4375   X                     Wafra I
X
Home Depot Inc.   COM   43707610#######  143,900  44.375   X                     Wafra I
X
Horizon Organic   COM   44043T10#######   65,000           X                     Wafra I
X
Household Int'l   COM   44181510#######  111,500           X                     Wafra I
X
Hyseq Inc.        COM   44916330#######   18,900  50.875   X                     Wafra I
X
ICOS Corporation  COM   44929510#######   17,000           X                     Wafra I
X
IXL Enterprises   COM   45071810#######   25,000  21.125   X                     Wafra I
X
Immunex Corp.     COM   45252810#######   13,500 25.0625   X                     Wafra I
X
Ingersoll-Rand C  COM   45686610#######   65,200    9.25   X                     Wafra I
X
Inktomi Corp.     COM   45727710#######   13,700  4.9375   X                     Wafra I
X
Int'l Business M  COM   45920010#######   78,500  10.125   X                     Wafra I
X
Integrated Devic  COM   45811810#######   24,000   5.125   X                     Wafra I
X
Intel Corp.       COM   45814010#######  173,400           X                     Wafra I
X
Internet Picture  COM   45839N10#######   24,000           X                     Wafra I
X
Intersil Holding  COM   46069S10#######   11,000           X                     Wafra I
X
JDS Uniphase Cor  COM   46612J10#######   17,300      20   X                     Wafra I
X
Johnson & Johnso  COM   47816010#######   81,100 62.5625   X                     Wafra I
X
Keebler Foods Co  COM   48725610#######   29,000  4.5625   X                     Wafra I
X
Keystone Automot  COM   49338N10#######  100,000           X                     Wafra I
X
Kroll O'Gara Com  COM   50105010#######   64,000      41   X                     Wafra I
X
Lands End         COM   51508610#######   13,100           X                     Wafra I
X
Lendingtree Inc.  COM   52602Q10#######   62,000 17.9375   X                     Wafra I
X
Lilly (Eli) & Co  COM   53245710#######   50,300   22.75   X                     Wafra I
X
Lucent Technolog  COM   54946310#######  103,400  42.625   X                     Wafra I
X
Lycos Inc.        COM   55081810#######   10,000 17.9375   X                     Wafra I
X
MCI Worldcom Inc  COM   55268B10#######  135,950  42.625   X                     Wafra I
X
Marchfirst Inc.   COM   96683410#######   25,000   22.75   X                     Wafra I
X
Matthew Int'l Co  COM   57712810#######   31,800  42.625   X                     Wafra I
X
Merck & Co. Inc.  COM   58933110#######   64,600  20.875   X                     Wafra I
X
Metris Companies  COM   59159810#######   24,000 17.9375   X                     Wafra I
X
Microsoft Corp.   COM   59491810#######  185,400  20.875   X                     Wafra I
X
Microtouch Syste  COM   59514510#######   31,500    11.5   X                     Wafra I
X
Moog Inc -CL A    COM   61539420#######   24,500           X                     Wafra I
X
Morgan St Dean W  COM   61744644#######  110,600           X                     Wafra I
X
Motorola Inc.     COM   62007610#######   43,800           X                     Wafra I
X
Mutual Risk Mana  COM   62835110#######   10,000           X                     Wafra I
X
National Info Co  COM   63649110#######   15,000           X                     Wafra I
X
Net Bank Inc      COM   64093310#######   19,800           X                     Wafra I
X
Netpliance Inc.   COM   64115K10#######   17,000           X                     Wafra I
X
Netratings Inc.   COM   64116M10#######   29,000           X                     Wafra I
X
Nextcard Inc.     COM   65332K10#######   41,500           X                     Wafra I
X
Nike Inc.         COM   65410610#######   80,100           X                     Wafra I
X
OLin Corp         COM   68066520#######   50,000           X                     Wafra I
X
OM Group Inc.     COM   67087210#######   23,400           X                     Wafra I
X
Ocean Energy Inc  COM   67481E10#######   67,000           X                     Wafra I
X
Onvia.Com         COM   68338T10#######   16,000           X                     Wafra I
X
Oracle Corporati  COM   68389X10#######  119,100           X                     Wafra I
X
Orbital Sciences  COM   68556410#######   25,000           X                     Wafra I
X
Orthofix Int'l N  COM   N6748L10#######   53,300           X                     Wafra I
X
PRI Automation    COM   69357H10#######   14,400           X                     Wafra I
X
Pathogenesis Cor  COM   70321E10#######   20,000           X                     Wafra I
X
Patterson Energy  COM   70341410#######   20,000           X                     Wafra I
X
Pendaries Petrol  COM   70690510$32,500   10,000           X                     Wafra I
X
Pepsico Inc.      COM   71344810#######  110,500           X                     Wafra I
X
Pfizer Inc.       COM   71708110#######  143,600           X                     Wafra I
X
Phillip Morris C  COM   71815410#######  151,800           X                     Wafra I
X
Plantronics Inc.  COM   72749310#######   10,500           X                     Wafra I
X
Pride Internatio  COM   74193210#######   15,000           X                     Wafra I
X
Princeton Video   COM   74247610#######  123,752           X                     Wafra I
X
Procter & Gamble  COM   74271810#######   70,100           X                     Wafra I
X
QLT Phototherape  COM   74692710#######   10,000           X                     Wafra I
X
QuickSilver Inc.  COM   74838C10#######   42,500           X                     Wafra I
X
Radian Group Inc  COM   75023610#######   22,000           X                     Wafra I
X
Radisys Corp.     COM   75045910#######   12,000           X                     Wafra I
X
Ralston-Ralston   COM   75127730#######   30,000           X                     Wafra I
X
Reinsurance Grou  COM   75935110#######   10,500           X                     Wafra I
X
Rhythms Netconne  COM   76243020#######   14,500           X                     Wafra I
X
Rohm & Haas Co.   COM   77537110#######   37,800           X                     Wafra I
X
S1 Corporation    COM   78463B10#######   14,600           X                     Wafra I
X
SBC Communicatio  COM   78387G10#######  188,100           X                     Wafra I
X
Safeway Inc.      COM   78651420#######  152,100           X                     Wafra I
X
Saks Inc.         COM   79377W10#######  393,827           X                     Wafra I
X
Schlumberger Ltd  COM   80685710#######   49,500           X                     Wafra I
X
Signal Technolog  COM   82667510#######   41,800           X                     Wafra I
X
Silicon Storage   COM   82705710#######   27,000           X                     Wafra I
X
Skillsoft Corpor  COM   83066P10#######   16,500           X                     Wafra I
X
Southwest Airlin  COM   84474110#######  208,950           X                     Wafra I
X
Spectrasite Hold  COM   84760T10#######   10,000           X                     Wafra I
X
Sprint Corp (Fon  COM   85206110#######   29,800           X                     Wafra I
X
Starbucks Corp.   COM   85524410#######   24,000           X                     Wafra I
X
Starmedia Networ  COM   85554610#######   29,500           X                     Wafra I
X
Stillwater Minin  COM   86074Q10#######   17,500           X                     Wafra I
X
Student Advantag  COM   86386Q10#######   20,000           X                     Wafra I
X
Sun Microsystems  COM   86681010#######   91,900           X                     Wafra I
X
Tarrant Apparel   COM   87628910#######   32,500           X                     Wafra I
X
Tellabs Inc.      COM   87966410#######   86,900           X                     Wafra I
X
Texas Instrument  COM   88250810#######   67,400           X                     Wafra I
X
Textron Inc.      COM   88320310#######   69,400           X                     Wafra I
X
Time Warner Inc.  COM   88731510#######   36,700           X                     Wafra I
X
Titan Corp.       COM   88826610#######   19,000           X                     Wafra I
X
Titan Exploratio  COM   88828910#######   25,000           X                     Wafra I
X
Transmedia Netwo  COM   89376730#######   29,600           X                     Wafra I
X
Tyco Internation  COM   90212410#######  142,600           X                     Wafra I
X
USX-Marathon Gro  COM   90290582#######  120,000           X                     Wafra I
X
Unisys Corp       COM   90921410#######   30,000           X                     Wafra I
X
United Technolog  COM   91301710#######   13,800           X                     Wafra I
X
Universal Access  COM   91336310#######   10,000           X                     Wafra I
X
Universal Food C  COM   91353810#######   45,000           X                     Wafra I
X
Viad Corp.        COM   92552R10#######   30,000           X                     Wafra I
X
Vicinity Corp.    COM   92565310#######   22,000           X                     Wafra I
X
Vintage Petroleu  COM   92746010#######   45,300           X                     Wafra I
X
Wal-Mart Stores   COM   93114210#######  218,800           X                     Wafra I
X
Warner-Lambert C  COM   93448810#######   74,400           X                     Wafra I
X
Web Street Inc.   COM   94733610#######   65,000           X                     Wafra I
X
Wendy's Int'l In  COM   95059010#######  140,300           X                     Wafra I
X
Weyerhaeuser Co.  COM   96216610#######   88,600           X                     Wafra I
X
Williams Co.      COM   96945710#######   21,000           X                     Wafra I
X
Winstar Communic  COM   97551510#######   14,000           X                     Wafra I
X
Column Total                    ####### #######
